Development of the Company	12 Months Ended
Dec. 31, 2020
Development of the Company
Development of the Company

2.Development of the Company

On March 19, 2018, Cosan Lubrificantes e Especialidades S.A., or “CLE,” entered into an agreement with ExxonMobil, pursuant to which CLE has received exclusive production, import, distribution and marketing rights in Brazil, Bolivia, Paraguay and Uruguay for lubricants and certain other related products under the Mobil brand until November 30, 2038. This agreement came into force on December 1, 2018.

On April 19, 2018, Cosan Limited submitted to the São Paulo Stock, Commodities and Futures Exchange (B3 S.A. – Brasil, Bolsa, Balcão), or “B3,” a proposal relating to the discontinuation of our Brazilian Depositary Receipts, or “BDRs,” program pursuant to the procedure set forth in the B3’s Issuer Guide (Manual do Emissor). On October 10, 2018, we completed the deregistration with the Brazilian Securities Commission (Comissão de Valores Mobiliários), or “CVM,” and the delisting of Cosan Limited’s BDRs from the B3. The discontinuation of Cosan Limited’s BDR program was intended to reduce regulatory costs and concentrate liquidity on the NYSE.

On April 24, 2018, Raízen Combustíveis and its subsidiary Raízen Argentina Holdings S.A.U. entered into an agreement for the acquisition of Raízen Argentina from Shell Overseas Investments B.V. and B.V. Dordtsche Petroleum Maatschappij for an amount of R$3,917,438. Raízen Argentina operates a petroleum refinery and distributes fuel through a network of petrol stations in Argentina. The acquisition was completed on October 1, 2018.

On December 21, 2018, Cosan Lubes Investments Limited (“CLI”) and Galt Lubes Investments Limited, or “Galt,” an investment vehicle managed by CVC Fund VII, or “CVC,” entered into an investment agreement pursuant to which CVC subscribed for shares in CLI’s capital in a total amount of R$588,637 (which is equivalent to 30% of CLI’s capital). Considering all conditions precedent provided in the investment agreement were satisfied, the transaction was concluded on March 29, 2019. As a result and pursuant to the terms of the investment agreement, CLI received R$454,000 at the closing of the transaction, R$65,478 on March 31, 2020 and R$68,876 on April 15, 2021, due to the satisfaction of conditions precedent.

On March 28, 2019, Rumo S.A. (“Rumo”) announced that it won the tender (Bidding No. 02/2018) organized by Brazilian Transportation Authority (Agência Nacional de Transporte Terrestre), or “ANTT,” to operate the railroad network located between the cities of Porto Nacional in the state of Tocantins and Estrela d’Oeste in the state of São Paulo, for a period of 30 years from the date of signature, which was July 31, 2019. Rumo’s bid was R$2,719,530 (R$2,904,778 adjusted with contractual parameters). The final grant of the concession to Rumo is subject to the completion of the remaining stages of the tender detailed in the tender notice, including an analysis of Rumo’s licensing documents. Rumo was required to pay: (i) 5% of the value of its bid within 45 days of the publication of ANTT’s final decision, and (ii) the remainder in 120 quarterly installments calculated pursuant to the terms of the concession agreement to be entered into in connection with the concession. This payment, in an amount of R$145,239 million, was completed on July 24, 2019.

On May 31, 2019, the Sanitation and Energy Regulatory Agency for the state of São Paulo (Agência Reguladora de Energia de São Paulo), or “ARSESP,” concluded the Fourth Ordinary Tariff Review regarding the update of Comgás’s tariffs to be applied across all segments from that date. Prices have been adjusted by an amount corresponding to inflation as measured by the General Market Price Index (Índice Geral de Preços - Mercado), or “IGPM,” and to reflect increases in the cost of gas and its transportation cost in accordance with existing gas purchase contracts.

Exceptionally, applicable regulations allow gas cost adjustment within a period of less than one year, provided that certain criteria are met, due to the difference between gas cost per the tariff and that paid by the concessionaire to its supplier.

On November 1, 2019, Raízen Combustíveis and FEMSA Comercio, S.A. de C.V., or “FEMSA Comercio,” formed a joint venture in the convenience and proximity store business, called Rede Integrada de Lojas de Convenências e Proximidade S.A., formerly known as Raízen Conveniências S.A. The enterprise value was considered to be R$1,122,000, with an effect on interest in earnings of joint venture of R$528,967, resulting from gains related to dilution of shares, sale of shares and the fair value in the formation of this joint venture. The transaction was concluded on November 1, 2019, following which Raízen Combustíveis became the holder of 50% of Raízen Conveniências e Proximidade S.A.’s capital stock.

On January 14, 2020, Cosan S.A. contributed to the share capital of our wholly-owned subsidiary Compass Gás e Energia S.A. (“Compass Gás e Energia”), the totality of the shares we held in Comgás (i.e., 103,699,333 common shares and 27,682,044 preferred shares), equivalent to 99.15% of the total share capital of Comgás, for an amount of R$2,861,936. The transaction was a reorganization of entities under common control transaction, a such, there were no effects on the consolidated financial statements. The investment in Comgás was derecognized by Cosan S.A. and the investment in Compass Gás e Energia was recognized for the same amount.

On April 9, 2020, the Company entered into a shares purchase and derivatives negotiation plan, or the Total Return Swap, with Banco Santander (Brasil) S.A. – Cayman Branch, or “Santander Cayman,” and Santander Fundo de Investimento Amazonas Multimercado Crédito Privado Investimento no Exterior, or the “Santander Fund.” Pursuant to the Total Return Swap, the Santander Fund will be able to purchase, on its own behalf, common shares issued by us, and Santander Cayman will be able to enter into equity swap transactions on its own behalf and on our behalf in connection with such shares (for which purpose we also entered into a master agreement with certain Santander entities). The maximum aggregate amount of derivatives which may be negotiated pursuant to the Total Return Swap and the maximum aggregate number of underlying shares thereunder are R$600,000 and 19,500,000, respectively. On March 1, 2021, the Company settled the Total Return Swap and a new agreement was entered in the Cosan S.A. in connection with the merger of Cosan Limited with and into Cosan S.A.

On May 27, 2020, Rumo entered into an amendment to the concession agreement relating to Malha Paulista with the ANTT. The amendment was reviewed and authorized by the Federal Accounting Court (Tribunal de Contas da União), or “TCU,” pursuant to a decision issued on May 20, 2020 (TC 009.032/2016-9). Due to the signing of the amendment, the new value of the concession grant is of R$3,382,030 (of which R$2,823,777 has already been paid), to be paid in quarterly installments over the term of the contract until 2058, with estimated investments of R$6,100,000 (as of December 2017) over the same period.

On August 23, 2020, Rumo completed a follow-on offering of common shares as a result of which it raised R$6,400,000 through the issuance of 294,252,874 common shares at a price of R$21.75 per share. Rumo used the proceeds of the offering to (i) prepay grants due in connection with certain of Rumo’s concession agreements and (ii) finance several strategic projects that were driven by the recent early renewal of the Malha Paulista concession agreement.

2.1.         Recent developments

Cybersecurity Incident

On March 11, 2020, the Company, its subsidiaries and jointly controlled companies suffered a cyber-attack by ransomware that caused a partial and temporary interruption of our operations.

Following the incident, the Company made significant investments in cybersecurity, including expanding the size of the team responsible for cybersecurity in our organization. We also took certain other steps to prevent unauthorized access and misuse of our data, including more robust investigations and audits of our information technology systems. The Company also performed an audit and forensic assessment of the cyberattack we suffered. The Company did not identify any relevant impacts on our financial statements as a result of the abovementioned measures.

COVID-19

The Company still closely monitoring the evolution of the COVID-19 pandemic in Brazil and globally, in order to take preventive measures to minimize the spread of the virus, ensure the continuity of operations and safeguard the health and safety of our personnel.

The Company's response to the pandemic was effective throughout the year in limiting the impacts on our operating facilities, employees, supply chain and logistics. The impacts include, but are not limited to the following:

  Raízen Combustíveis. Fuel consumption decreased by 7% in Brazil in 2020 compared to 2019 as a result of the negative effect of social distancing and other restrictive measures adopted by governmental authorities to stem the spread of COVID-19, especially from March to May 2020. These measures also resulted in decreases in demand for otto-cycle (gasoline and ethanol combination) and aviation fuels in Brazil of 9% and 49%, respectively, in 2020 compared to 2019. Diesel consumption remained resilient in Brazil, supported by higher demand by the agribusiness and transportation sectors. In 2020, total fuel sales in Argentina decreased by 25% as a result of the negative impact of social distancing measures adopted by governmental authorities to stem the spread of COVID-19. Consumption of gasoline and aviation fuels were the most affected, with decreases of 22% and 65%, respectively in 2020 compared to 2019. Fuel consumption in Argentina recovered significantly in the fourth quarter of 2020, driven by a loosening of social distancing measures.
  Raízen Energia. Demand for ethanol decreased in line with the lower demand for fuels. Sales of sugar were depressed in the 2020/2021 harvest year compared to the 2019/2020 harvest year, with no significant impact on our sales and trading strategy.
  Logistics. The volume transported by Rumo in 2020 reached 62.5 billion of tons per kilometer used, or "TKU," an increase of 3.9% compare 2019. Nevertheless, volume transported decreased 5.8% in Rumo’s southern operation, reflecting (i) the reduction of demand in the industrial segment due to COVID-19; and (ii) less growth and even contractions in the demand for transportation of certain agricultural commodities, especially grains (demand for transportation of grains decreased 10.4% in 2020 compared to 2019) as a result of lower production in 2020 compared to 2019.
  Gas and Energy. Demand for natural gas in the industrial segment decreased by 6% in 2020 compared to 2019, driven by the industrial and commercial sectors that suspended or reduced their activities during the COVID-19 pandemic. In the commercial segment, demand has decreased by 28% in 2020 compared to 2019, while in the residential segment, demand has increased by approximately 8% in 2020 compared to 2019 due to social distancing measures.
  Moove. Total volume sold by Moove increased by 18% in the fourth quarter of 2020 compared to the fourth quarter of 2019 (in the year ended December 31, 2020 the volume sold remained stable compared to the year ended December 31, 2019) due to the recovery of economic activity, especially in Brazil, and as a result of Moove’s supply and marketing strategy. As a result of social distancing measures adopted by all countries in which Moove operates, sales in 2020 remained stable compared to 2019, offset by a decrease in demand in 2020 compared to 2019, especially in the second quarter of 2020.

During the year ended December 31, 2020, several measures of economic and financial assistance were introduced by the federal entities, with the objective of assisting companies in mitigating the effects of the pandemic, with emphasis on the following, which were adopted by the Group companies:

  Ordinances of the Ministry of Economy No. 139, No. 150 and No. 245 postponed the term for collecting the following federal taxes, due to the COVID-19 pandemic. The (a) Social contributions due by employers and domestic employers related to March and April of 2020 should be paid in August and October of 2020, respectively; and (b) Employees’ Profit Participation Program (Programa de Integração Social), or “PIS,” and Social Contribution for Social Security Financing (Contribuição para o Financiamento da Seguridade Social), or “COFINS,” contributions regarding March and April of 2020 were also postponed to August and October 2020, respectively. Ordinances 245 extend the payment of the same taxes, related to the competencies May for the month November 2020.
  Provisional Measure No. 927. Provisional Measure No. 927 suspended the enforceability of the FGTS payments by employers concerning March, April and May of 2020, with maturity in April, May and June, respectively, which can be paid as from July in up to six installments.
  Provisional Measure No. 932. The Provisional Measure No. 932 reduces, until June 30, 2020, the rates of contributions to autonomous social services. The reductions were different for each entity that belongs to autonomous social services, varying from 0.05% to 1.25%.
  Federal Decree No. 10,305. The Federal Decree No. 10,305 reduces to zero the tax on financial transactions (Imposto sobre Operações Financeiras), or “IOF,” applicable to credit transactions contracted between April 3 and July 3, 2020. The Federal Decree No. 10,504 extended, until December 31, 2020, the zero-tax rate for the IOF due on credit transactions contracted between April 3, 2020, and December 31, 2020.
  Ordinance of the Ministry of Economy No. 201. Ordinance No. 201 extended the maturity date of the monthly installments related to the installment programs administered by the Special Secretariat of the Federal Revenue of Brazil (Receita Federal do Brasil), or “RFB,” and by the National Treasury Attorney's Office (Procuradoria-Geral da Fazenda Nacional), or “PGFN.” As a result, the installments due in May, June and July 2020 are extended until the last business day of August, October and December 2020, respectively.

Additionally, Comgás entered into a commitment with the Government of the State of São Paulo to maintain the supply of gas to defaulting customers until July 31, 2020.

On December 31, 2020, the Company had positive consolidated working capital of R$10,887,874, profit for the year of R$1,488,294 and cash and cash equivalents and marketable securities of R$17,312,027.

In addition, we drew down a total amount of R$8,222,950 (R$2,276,000 contracted by joint ventures) from certain of our financing facilities in 2020, in order to strengthen our working capital and financial condition in the context of the COVID-19 pandemic.

Our covenants are assessed monthly for our need to generate sufficient cash flows to meet indebtedness and our ability to meet the covenants contained in the contracts that govern our indebtedness. As of December 31, 2020, leverage (gross debt / pro forma EBITDA) was 3.1x (2.3x as of December 31, 2019). Until December 31, 2020, the Company and its subsidiaries have been complying with all restrictive financial clauses.

Considering the low level of interest rates in Brazil and in the locations of our subsidiaries, we consider that despite the short-term fluctuations in some macroeconomic assumptions due to the impacts of the COVID-19 pandemic, our weighted average cost of capital is relatively lower compared to year 2019.

On the side of the cost of equity capital, we consider that the Beta and Expected Return on the Market, present in the Capital Asset Pricing Model, or “CAPM,” methodology, are structural variables estimated from the history of several years and, therefore, have undergone only specific changes and less relevant. For the risk-free rate, we see the American interest curves even more closed, which pressures the cost of equity to lower levels. On the other hand, Brazil Risk (CDS 10y), which had skyrocketed at the beginning of the pandemic, regressed to levels closer to those of 2019. Thus, we see pressure on interest curves as the main factor in the structural drop in the cost of Company’s equity.

The Company assessed the circumstances that could indicate the impairment of its non-financial assets and concluded that there were no changes in the circumstances that would indicate an impairment loss. Therefore, the main long-term assumptions applied in the preparation of cash flow models remain unchanged for the assessment of the impairment indicator. As a conclusion, it was verified that the discounted cash flows when compared to the book value of each segment, would result in a recoverable value higher than the book value. Our tax recovery projections are based on the same scenarios and assumptions above.

Losses due to the non-recoverability of financial assets were calculated based on the credit risk analysis, which includes the history of losses, the individual situation of customers, the situation of the economic group to which they belong, the real guarantees for debts and macroeconomic indicators, and is considered, on December 31, 2020, sufficient to cover possible losses on the amounts receivable, in addition to a prospective assessment that takes into account the change or expected change in economic factors that affect the expected credit losses, which will be determined based on weighted probabilities and measured at an amount equal to the expected credit loss for life.

The maximum exposure to the Company’s credit risk, net of losses due to the non-recoverability of financial assets, is the value of accounts receivable. The credit quality of accounts receivable falling due is considered adequate, and the amount of the effective risk of possible losses in accounts receivable from customers is presented as losses due to the non-recoverability of financial assets. In addition, the subsidiaries Comgás and Moove, reviewed the variables that make up the methodology for measuring expected losses, through the macroeconomic projections of each segment, capturing the estimates of reflexes in default and credit recovery. During the year ended December 31, 2020, there was an increase in the provision for expected credit loss, however, this increase was reduced to the approximate level as before the pandemic.

Our inventories are composed, substantially, of lubricants, basic oil and materials for the construction of gas pipelines, which are products that are not valid or have a long duration and, therefore, we do not observe indicators of obsolescence or non-performance.

To date, there have been no changes in the scope of the Company’s leases, no adjustments to the right of use, including adding or terminating the right to use one or more underlying assets, or extending or reducing the term of the contractual lease. There has been no change in the consideration for the leases that we are both lessees and lessors.